ACQUISITION OF KANAB CORP. (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS	The following summarizes the acquired intangible assets:
	January 31,	July 31,
	2022	2021
Intangible assets	$11,500	$11,500
Accumulated amortization	(2,080)	(914)
	$9,420	$10,586
The following summarizes the acquired intangible assets:
Intangible assets	$11,500
Accumulated amortization	(914)
$10,586